Equity-Accounted Investees - Equity accounted investees with similar activity to that of the Group - Ownership and Carrying Amount (Details) - EUR (€) € in Thousands			1 Months Ended	12 Months Ended
	Mar. 30, 2020	Jan. 12, 2017	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity-Accounted investees
Carrying value				€ 1,869,020	€ 114,473	€ 226,905
Access Biologicals
Equity-Accounted investees
Ownership (as a percent)		49.00%		49.00%	49.00%
Carrying value				€ 46,782	€ 49,922	€ 47,742
Plasmavita Healthcare GmbH
Equity-Accounted investees
Ownership interest in joint venture (as a percent)				50.00%	50.00%
Carrying value					€ 10,368
Shanghai RAAS Blood Products Co., Ltd.
Equity-Accounted investees
Ownership (as a percent)	26.20%		26.20%	26.20%
Carrying value				€ 1,800,578
Accounted investees with similar activity to that of the Group
Equity-Accounted investees
Carrying value				€ 1,847,360	€ 60,290